UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-3493

                        American Federation of Labor and
                      Congress of Industrial Organizations
                            Housing Investment Trust
               (Exact name of registrant as specified in charter)

        2401 Pennsylvania Avenue, Suite 200, N.W., Washington, D.C. 20037
               (Address of principal executive offices) (Zip code)

                                 Kenneth G. Lore
                              Bingham McCutchen LLP
                   2020 K Street, N.W., Washington, D.C. 20006
                     (Name and address of agent for service)

                                 (202) 331-8055
              (Registrant's telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: January 1, 2008 - March 31, 2008

Item 1. Schedule of Investments.

Schedule of Portfolio Investments

March 31, 2008 (Dollars in thousands; unaudited)

FHA Permanent Securities (4.0% of net assets)

                                                       Commitment
                  Interest Rate     Maturity Dates       Amount     Face Amount   Amortized Cost      Value
-------------------------------------------------------------------------------------------------------------
Single Family

                           7.75%  Jul 2021- Aug 2021   $            $        30   $           30   $       30
                           8.00%            Jul-2021                         31               31           31
-------------------------------------------------------------------------------------------------------------
                                                                    $        61   $           61   $       61
-------------------------------------------------------------------------------------------------------------

Multifamily(1)

                           5.25%            Mar-2024                      4,889            4,908        4,825
                           5.35%            Mar-2047                      7,991            8,002        7,720
                           5.55%            Aug-2042                      8,887            8,890        8,696
                           5.60%            Jun-2038                      2,835            2,837        2,880
                           5.62%            Jun-2014                        624              622          632
                           5.65%            Oct-2038                      2,178            2,243        2,187
                           5.87%            Jun-2044                      1,949            1,949        1,940
                           6.02%            Jun-2035                      6,700            6,696        6,874
                           6.40%            Jul-2046                      4,077            4,079        4,247
                           6.66%            May-2040                      5,691            5,688        5,815
                           6.70%            Dec-2042                      5,958            5,954        6,262
                           6.75%   Feb-2039-Jul-2040                      6,407            6,375        6,723
                           6.88%            Apr-2031                     28,063           27,744       29,412
                           7.00%            Jun-2039                      5,973            6,008        6,118
                           7.05%            Jul-2043                      5,286            5,286        5,646
                           7.13%            Mar-2040                      7,811            7,779        8,383
                           7.20%   Dec-2033-Oct-2039                      9,927            9,919       10,695
                           7.50%            Sep-2032                      1,597            1,599        1,767
                           7.70%            Oct-2039                     11,995           11,925       12,228
                           7.75%            Oct-2038                      1,382            1,374        1,387
                           7.88%            Jul-2038                      5,019            5,016        4,968
                           7.93%            Apr-2042                      2,874            2,874        3,248
                           8.15%            Mar-2037                      1,180            1,290        1,234
                           8.27%            Jun-2042                      2,516            2,516        2,784
                           8.40%            Apr-2012                        275              275          277
                           8.75%            Aug-2036                      3,661            3,656        3,680
-------------------------------------------------------------------------------------------------------------
                                                                        145,745          145,504      150,628
-------------------------------------------------------------------------------------------------------------

Forward Commitments(1)

                           6.65%            Jun-2049        1,120            --               --           38
-------------------------------------------------------------------------------------------------------------
                                                            1,120            --               --           38
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
   Total FHA  Permanent Securities                     $    1,120   $   145,806   $      145,565   $  150,727
=============================================================================================================

Schedule of Portfolio Investments

March 31, 2008 (Dollars in thousands; unaudited)

FHA Construction Securities (0.1% of net assets)

                     Interest Rates(2)                      Commitment
                 Permanent   Construction   Maturity Date     Amount     Face Amount   Amortized Cost    Value
---------------------------------------------------------------------------------------------------------------
Multifamily(1)

                   5.89%         5.89%           Mar-2038   $    5,350   $     4,916   $        4,932   $ 4,910
---------------------------------------------------------------------------------------------------------------
              Total FHA Construction Securities             $    5,350   $     4,916   $        4,932   $ 4,910
===============================================================================================================

Schedule of Portfolio Investments

March 31, 2008 (Dollars in thousands; unaudited)

Ginnie Mae Securities (27.1% of net assets)

             Interest Rate   Maturity Dates          Face Amount   Amortized Cost        Value
--------------------------------------------------------------------------------------------------
Single Family

                 5.50%       Jan-2033- Aug-2033      $     8,448   $        8,533      $     8,641
                 6.00%       Jan-2032- Aug-2037           27,570           27,526           28,512
                 6.50%       Jul-2028- Dec-2028              336              336              356
                 7.00%       Nov-2016- Jan-2030            6,204            6,316            6,581
                 7.50%       Apr-2013- Aug-2030            5,822            5,932            6,217
                 8.00%       Dec-2009 -Nov-2030            2,411            2,473            2,629
                 8.50%       Nov-2009- Aug-2027            2,115            2,158            2,342
                 9.00%        May-2016-Jun-2025              626              640              706
                 9.50%        Sep-2021-Sep-2030              224              227              255
                10.00%                 Jun-2019                1                1                1
                13.00%                 Jul-2014                1                1                1
                13.25%                 Dec-2014                1                1                1
--------------------------------------------------------------------------------------------------
                                                          53,759           54,144           56,242
--------------------------------------------------------------------------------------------------

Multifamily(1)

                 2.91%        Jun-2018-Aug-2020            7,373            7,299            7,274
                 3.48%                 Jan-2032            1,004              962              997
                 3.61%                 May-2018            6,752            6,648            6,718
                 3.62%                 May-2017           12,940           12,582           12,855
                 3.65%        Sep-2017-Oct-2027           12,879           12,657           12,699
                 3.96%                 May-2032              766              727              763
                 4.21%                 Feb-2039            5,000            4,715            4,867
                 4.25%                 Feb-2031            3,590            3,572            3,589
                 4.26%                 Jul-2029            3,000            2,992            2,996
                 4.43%        Apr-2034-Jun-2034          109,470          107,312          104,189
                 4.49%                 Apr-2023            8,531            8,531            8,592
                 4.59%                 May-2033           12,996           12,989           13,078
                 4.65%                 Mar-2026               33               33               33
                 4.66%                 Dec-2030            8,617            8,679            8,565
                 4.70%                 Dec-2024           13,310           13,024           13,418
                 4.71%                 May-2025           33,294           33,270           33,475
                 4.74%                 Feb-2045(3)         6,217            6,028            5,991
                 4.78%                 Apr-2034           27,024           28,154           27,388
                 4.83%                 May-2046(3)         5,590            5,590            4,780
                 4.88%                 Mar-2036           17,000           16,759           17,034
                 4.92%        Feb-2034-May-2034           65,000           64,663           65,167
                 4.94%                 Jun-2046(3)         3,960            3,964            3,628
                 5.00%                 Dec-2033            5,210            5,261            5,246
                 5.05%                 Nov-2028           26,878           26,945           27,109
                 5.08%                 Jan-2030           22,944           22,509           23,326
                 5.12%                 Feb-2037           10,000           10,172            9,826
                 5.13%                 Jul-2024            8,458            8,433            8,583
                 5.15%                 Jun-2023           34,326           34,884           34,313
                 5.18%                 May-2042            2,232            2,257            2,202
                 5.19%                 May-2045            8,865            8,630            8,776
                 5.20%                 Apr-2047           26,063           26,320           26,325
                 5.21%                 Jan-2045            5,672            5,672            5,615
                 5.21%                 Jan-2047(3)        16,083           15,954           15,898
                 5.25%                 Feb-2031           40,366           40,263           39,831
                 5.26%                 Aug-2032           15,000           14,937           15,410
                 5.30%                 Apr-2039           55,000           54,122           55,539
                 5.32%                 Aug-2030           35,000           34,846           35,690
                 5.34%                 Jul-2040           18,000           17,651           17,287
                 5.38%                 Apr-2025              484              500              495
                 5.45%                 May-2042            2,314            2,395            2,325
                 5.46%                 Feb-2047            3,134            3,156            3,152
                 5.50%        Sep-2023-Jul-2033           37,814           39,450           38,817
                 5.55%        May-2026-Mar-2045           27,880           27,990           28,427
                 5.58%        May-2031-Oct-2031           94,582           94,917           96,803
                 5.68%                 Jul-2027           15,151           15,128           15,657
                 5.70%                 Mar-2037            2,462            2,474            2,513
                 5.75%        Dec-2026-Jul-2037            7,259            7,311            7,466
                 5.85%        Dec-2037-Nov-2045            5,245            5,249            5,442
                 5.88%                 Mar-2024            1,013            1,013            1,016
                 6.00%                 Jan-2046            3,641            3,645            3,834
                 6.26%                 Apr-2027           10,000           10,704           10,408
                 6.40%                 Mar-2026           10,000           10,268           10,505
                 6.45%                 Aug-2023            3,464            3,464            3,579
                 7.00%                 Jun-2043           28,357           28,357           29,848

--------------------------------------------------------------------------------------------------
                                                         947,243          946,027          949,359
--------------------------------------------------------------------------------------------------

TBA(5)

                 6.05%                 Jun-2043            6,088            6,088            6,299
--------------------------------------------------------------------------------------------------
                                                           6,088            6,088            6,299
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
         Total Ginnie Mae Securities                 $ 1,007,090   $    1,006,259      $ 1,011,900
==================================================================================================

Schedule of Portfolio Investments

March 31, 2008 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities (3.0% of net assets)

                     Interest Rates(2)                               Commitment
                 Permanent   Construction       Maturity Date          Amount      Face Amount   Amortized Cost      Value
----------------------------------------------------------------------------------------------------------------------------
Multifamily(1)

                   4.63%        4.63%                Sep-2037 (3)  $       1,500   $     1,500   $        1,456   $    1,239
                   4.70%        4.70%                Jan-2047 (3)          6,035         5,985            5,996        5,785
                   4.83%        4.83%                Jul-2047 (3)          7,850         7,850            7,752        7,069
                   4.90%        4.90%                Mar-2044 (3)          1,000         1,000              990          845
                   5.05%        5.05%                Apr-2049 (3)          2,950         2,950            2,956        2,609
                   5.34%        5.34%                Mar-2046 (3)         11,340        10,677           10,694       10,556
                   5.40%        5.40%       Dec-2048-Mar-2049             13,628         1,970            1,915        1,744
                   5.55%        5.55%                May-2049 (3)         10,685        10,685           10,685        9,815
                   6.22%        5.75%                Aug-2035             14,599        13,490           13,503       14,122
                   6.25%        6.25%                Feb-2034              4,890         4,251            4,530        4,528
                   7.75%        7.25%                Aug-2035             51,780        51,780           51,534       54,368
----------------------------------------------------------------------------------------------------------------------------
                                                                         126,257       112,138          112,011      112,680
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
              Total Ginnie Mae Construction Securities             $     126,257   $   112,138   $      112,011   $  112,680
============================================================================================================================

Schedule of Portfolio Investments

March 31, 2008 (Dollars in thousands; unaudited)

Fannie Mae Securities (36.7% of net assets)

                                                        Commitment
                 Interest Rate       Maturity Dates       Amount     Face Amount   Amortized Cost      Value
---------------------------------------------------------------------------------------------------------------
Single Family
                         3.53%             Aug-2033     $            $       973   $          970   $       974
                         4.01%             Jul-2033                        9,556            9,613         9,515
                         4.03%             Jul-2033                        3,615            3,585         3,611
                         4.17%             May-2033                        3,022            3,041         3,017
                         4.27%             Aug-2033                        3,867            3,859         3,853
                         4.40%             Aug-2033                       11,055           11,023        11,022
                         4.50%    Jun-2018-Feb-2019                       12,512           12,652        12,540
                         4.52%             Nov-2033                       11,031           11,040        11,041
                         4.68%             Aug-2034                          732              736           741
                         4.95%             Sep-2035                        3,821            3,803         3,810
                         5.00%    Jul-2018-Jan-2038                      103,960          102,582       103,801
                         5.50%    Jul-2017-May-2036                      168,809          169,828       171,210
                         6.00%    Apr-2016-Sep-2029                      195,483          197,118       200,716
                         6.50%    Nov-2016-Jun-2036                       45,609           46,150        47,341
                         7.00%   Nov-2013-May -2032                        6,168            6,226         6,531
                         7.50%    Nov-2016-Sep-2031                        2,223            2,203         2,394
                         8.00%    Jun-2012-May-2031                        1,128            1,139         1,200
                         8.50%    Nov-2009-Apr-2031                          926              938         1,006
                         9.00%    Jul-2009-May-2025                          241              244           270

---------------------------------------------------------------------------------------------------------------
                                                                         584,731          586,750       594,593
---------------------------------------------------------------------------------------------------------------

Multifamily(1)

                         4.10%             Jun-2027                        9,498            9,305         9,492
                         4.22%             Jul-2018                        4,557            4,285         4,525
                         4.48%             Oct-2031                        8,041            8,042         8,086
                         4.66%    Jul-2021-Sep-2033                        8,486            8,595         8,421
                         4.67%             Aug-2033                        9,600            9,581         9,697
                         4.99%    Mar-2021-Aug-2021                       42,321           42,305        41,457
                         5.15%             Oct-2022                        4,510            4,541         4,562
                         5.16%             Jan-2018                        5,650            5,533         5,829
                         5.29%    Sep-2017-May-2022                        9,093            9,084         9,266
                         5.34%             Apr-2016                        6,610            6,590         6,928
                         5.35%    Apr-2012-Jun-2018                        4,034            4,050         4,208
                         5.36%             Feb-2016                        5,000            5,016         5,167
                         5.43%             Nov-2013                        1,384            1,381         1,388
                         5.44%             Mar-2016                        3,901            3,955         4,104
                         5.45%             May-2033                        3,208            3,246         3,259
                         5.46%             Feb-2017                       50,958           51,805        53,415
                         5.52%             May-2016                       22,671           22,337        23,948
                         5.53%             Apr-2017                       67,285           67,260        70,836
                         5.59%             May-2016                        7,443            7,459         7,895
                         5.60%    Feb-2018-Jan-2024                       12,676           12,669        13,053
                         5.62%             Jun-2011                       28,946           28,724        28,995
                         5.63%             Dec-2019                       14,000           14,108        14,777
                         5.70%    Mar-2009-Jun-2016                        6,919            7,087         7,102
                         5.80%             May-2018 (4)     75,000        74,466           74,098        77,914
                         5.86%             Dec-2016                          378              381           401
                         5.91%             Mar-2037                        2,174            2,245         2,270
                         5.92%             Dec-2016                          372              376           395
                         5.96%             Jan-2029                          478              487           502
                         6.03%    Jun-2017-Jun-2036                        5,825            6,032         6,203
                         6.06%             Jul-2034                       10,523           10,952        11,090
                         6.10%             Apr-2011                        2,739            2,778         2,905
                         6.11%             Aug-2017                        7,087            7,190         7,726
                         6.13%             Dec-2016                        3,674            3,892         3,988
                         6.14%             Sep-2033                          320              343           342
                         6.15%    Jan-2023-Oct-2032                        7,706            7,801         8,209
                         6.16%             Aug-2013                       11,947           12,593        12,101
                         6.19%             Jul-2013                        5,000            5,289         5,407
                         6.22%             Aug-2032                        1,877            1,939         2,016
                         6.23%             Sep-2034                        1,534            1,626         1,637
                         6.27%             Jan-2012                        2,100            2,110         2,267
                         6.28%             Nov-2028                        3,386            3,648         3,636
                         6.35%    Jun-2020-Aug-2032                       18,860           19,452        19,989
                         6.38%             Jul-2021                        5,895            6,079         6,433
                         6.39%             Apr-2019                        1,021            1,085         1,111
                         6.41%             Aug-2013                        1,908            2,000         1,925
                         6.42%             Apr-2011                        1,377            1,416         1,383
                         6.44%    Apr-2014-Dec-2018                       46,520           46,940        51,577
                         6.52%             May-2029                        5,884            6,519         6,432
                         6.63%    Jun-2014-Apr-2019                        4,596            4,615         5,000
                         6.65%             Aug-2011                        1,718            1,804         1,860
                         6.79%             Aug-2009                        7,191            7,158         7,336
                         6.80%             Jul-2016                          832              832           922
                         6.85%             Aug-2014                       44,486           44,375        49,898
                         6.88%             Feb-2028                        4,931            5,462         5,366
                         7.00%             Jun-2018                        3,901            3,901         4,219
                         7.01%             Apr-2031                        3,483            3,513         3,872
                         7.07%             Feb-2031                       17,574           17,915        19,496
                         7.18%             Aug-2016                          516              516           580
                         7.20%    Apr-2010-Aug-2029                        9,154            8,916        10,026
                         7.25%             Jul-2012                        7,527            7,527         7,743
                         7.26%             Dec-2018                       12,734           13,822        14,295
                         7.50%             Dec-2014                        1,624            1,622         1,819
                         7.58%             Feb-2024                        1,815            2,011         1,830
                         7.75%    Dec-2012-Dec-2024                        3,599            3,599         4,001
                         8.00%             Nov-2019                        2,088            2,080         2,100
                         8.13%    Sep-2012-Aug-2020                        8,207            8,175         8,424
                         8.38%             Jan-2022                          919              919           925
                         8.40%             Jul-2023                          507              498           574
                         8.50%    Nov-2019-Sep-2026                        5,335            5,648         6,129
                         8.63%             Sep-2028                        6,702            6,702         7,767
                         9.13%             Sep-2015                        2,645            2,628         2,666
---------------------------------------------------------------------------------------------------------------
                                                            75,000       711,926          718,467       751,117
---------------------------------------------------------------------------------------------------------------
Forward Commitments(1)/ TBA(5)

                         5.55%             Feb-2018         31,000            --               --         1,383
                         6.15%             Jan-2019         31,087            --               --         1,891
                         5.50%             Apr-2038             --        20,000           20,288        20,191
---------------------------------------------------------------------------------------------------------------
                                                            62,087        20,000           20,288        23,465
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                        Total Fannie Mae Securities     $  137,087   $ 1,316,657   $    1,325,505   $ 1,369,175
===============================================================================================================

Schedule of Portfolio Investments

March 31, 2008 (Dollars in thousands; unaudited)

Freddie Mac Securities (14.6% of net assets)

                Interest Rate       Maturity Dates   Face Amount   Amortized Cost       Value
-----------------------------------------------------------------------------------------------
Single Family

                    3.12%        Dec-2035-Feb-2036   $    46,915   $       46,896   $    45,685
                    3.17%                 Apr-2036         8,779            8,766         8,546
                    3.98%                 Oct-2033         7,708            7,605         7,673
                    4.16%                 Jun-2033         2,771            2,760         2,753
                    4.31%                 Jul-2035         2,042            2,033         2,040
                    4.50%        Aug-2018-Feb-2019        19,048           19,088        19,075
                    5.00%        Jan-2019-Jul-2037        96,161           93,968        96,404
                    5.50%       Oct-2017- Dec-2037       162,712          161,157       164,700
                    6.00%        Mar-2014-Jan-2038       122,487          124,920       125,989
                    6.50%        Oct-2013-Nov-2037        27,671           28,173        28,761
                    7.00%        Apr-2011-Mar-2030         1,724            1,696         1,811
                    7.50%        Jul-2010-Apr-2031         1,470            1,456         1,550
                    8.00%        Sep-2009-Feb-2030           517              509           552
                    8.50%        Jun-2010-Jan-2025           478              482           520
                    9.00%        Sep-2010-Mar-2025           188              198           207
-----------------------------------------------------------------------------------------------
                                                         500,671          499,707       506,266
-----------------------------------------------------------------------------------------------

Multifamily(1)

                    5.42%                 Apr-2016        10,000            9,914         9,522
                    5.65%                 Apr-2016        13,093           13,121        13,262
                    8.00%                 Feb-2009         1,433            1,425         1,438
-----------------------------------------------------------------------------------------------
                                                          24,526           24,460        24,222
-----------------------------------------------------------------------------------------------

TBA(5)
                    5.50%                 Apr-2038        15,000           15,161        15,145
-----------------------------------------------------------------------------------------------
                                                          15,000           15,161        15,145
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                Total Freddie Mac Securities         $   540,197   $      539,328   $   545,633
===============================================================================================

Schedule of Portfolio Investments

March 31, 2008 (Dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities (3.6% of net assets)

                Interest Rate       Maturity Dates   Face Amount   Amortized Cost      Value
-----------------------------------------------------------------------------------------------
                        5.10%             Aug-2038   $    35,000   $       34,098   $    34,851
                        5.16%             Feb-2031        19,500           19,125        18,984
                        5.41%             Dec-2040        17,000           16,695        16,911
                        5.47%             Jan-2045        10,000           10,053         9,726
                        5.55%             Feb-2039        25,000           25,175        25,214
                        5.70%             Jul-2017        20,000           20,100        19,755
                        5.74%             Sep-2042        10,000           10,055         9,924
-----------------------------------------------------------------------------------------------
Total Commercial Mortgage Backed Securities          $   136,500   $      135,301   $   135,365
===============================================================================================

Schedule of Portfolio Investments

March 31, 2008 (Dollars in thousands; unaudited)

United States Treasury Securities (6.8% of net assets)

                   Interest Rate   Maturity Dates   Face Amount   Amortized Cost      Value
---------------------------------------------------------------------------------------------
                            3.50%        Feb-2018   $    60,000   $       59,297   $   60,347
                            4.50%        May-2017       150,500          146,858      163,516
                            4.75%        Aug-2017        25,500           26,096       28,205
---------------------------------------------------------------------------------------------
       Total United States Treasury Securities      $   236,000   $      232,251   $  252,068
=============================================================================================

Schedule of Portfolio Investments

March 31, 2008 (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (0.8% of net assets)

                                                                             Commitment
                 Issuer                      Interest Rate   Maturity Date     Amount     Face Amount   Amortized Cost     Value
----------------------------------------------------------------------------------------------------------------------------------
Multifamily(1)
                 MA Housing Finance Agency       4.20%            Jun-2010   $            $       300   $          302   $    304
                 MA Housing Finance Agency       5.25%            Dec-2048                      2,500            2,500      2,286
                 MA Housing Finance Agency       5.30%            Jun-2049                      4,000            4,000      3,653
                 MA Housing Finance Agency       5.40%            Dec-2049                      2,000            2,002      1,814
                 MA Housing Finance Agency       5.42%            Jun-2009                      2,610            2,610      2,622
                 MA Housing Finance Agency       5.92%            Dec-2037                      6,710            6,713      6,400
                 MA Housing Finance Agency       6.50%            Dec-2039                        755              757        762
                 MA Housing Finance Agency       6.58%            Dec-2039                     11,385           11,388     11,857
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               30,260           30,272     29,698
----------------------------------------------------------------------------------------------------------------------------------

Forward Commitments(1)

                 MA Housing Finance Agency       5.70%            Jun-2040       15,000            --               --       (633)
                 MA Housing Finance Agency       6.70%            Jun-2040       12,235            --               --        148
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 27,235            --               --       (485)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                 Total State Housing Finance Agency Securities               $   27,235   $    30,260   $       30,272   $ 29,213
==================================================================================================================================

Schedule of Portfolio Investments

March 31, 2008 (Dollars in thousands; unaudited)

Other Mutifamily Investments (1.4% of net assets)

          Interest Rates(2)                            Commitment
        Permanent   Construction   Maturity Dates        Amount     Face Amount   Amortized Cost      Value
---------------------------------------------------------------------------------------------------------------
Multifamily Construction/Permanent Mortgages(1)

            7.63%           N/A          Jan-2011      $      813   $       238   $          238   $       247
            8.63%           N/A          Apr-2025           1,469         1,232            1,231         1,233
            9.50%           N/A          Apr-2024             760           658              658           658
---------------------------------------------------------------------------------------------------------------
                                                            3,042         2,128            2,127         2,138
---------------------------------------------------------------------------------------------------------------

Privately Insured Construction/Permanent Mortgages(1,6)

            5.40%           N/A          Apr-2047           9,000         8,935            8,944         8,527
            5.55%          5.55%         Jan-2047          12,809        12,704           12,706        12,110
            5.55%          5.55%         May-2021          12,006        10,442           10,444        10,716
            5.73%           N/A          Aug-2047           5,575         5,554            5,559         5,418
            5.95%          5.95%         Mar-2044           4,400         4,285            4,296         4,266
            6.15%          6.15%         Mar-2045           1,600         1,570            1,576         1,589
            6.20%          6.20%         Mar-2047           5,200         5,169            5,195         5,209
            6.20%           N/A          Dec-2047           3,325         3,320            3,340         3,364
---------------------------------------------------------------------------------------------------------------
                                                           53,915        51,979           52,060        51,199
---------------------------------------------------------------------------------------------------------------

Forward Commitments(1,6)

            6.07%           N/A          May-2048           1,000                              4            (2)
            6.60%           N/A          Sep-2049           3,514                                           36
---------------------------------------------------------------------------------------------------------------
                                                            4,514            --                4            34
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                 Total Other Multifamily Investments   $   61,471   $    54,107   $       54,191   $    53,371
===============================================================================================================

===============================================================================================================
        Total Long-Term Investments                                 $ 3,583,671   $    3,585,615   $ 3,665,042
===============================================================================================================

Schedule of Portfolio Investments

March 31, 2008 (Dollars in thousands; unaudited)

Short-term Investments (1.6% of net assets)

Description                         Maturity Date   Interest Rate   Face Amount   Amortized Cost       Value
--------------------------------------------------------------------------------------------------------------
Short-term - Cash Equivalents(7)
Commercial Paper(8)
UBS FINANCE                         April 1, 2008       2.35%       $    20,000   $       20,000   $    20,000
MERRILL LYNCH                       April 1, 2008       2.95%            20,000           20,000        20,000
LEHMAN BROTHERS HOLDINGS            April 1, 2008       3.20%            20,000           20,000        20,000
--------------------------------------------------------------------------------------------------------------
                                                                         60,000           60,000        60,000
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Total Short-Term Investments                                        $    60,000   $       60,000   $    60,000
==============================================================================================================

==============================================================================================================
Total Investments                                                   $ 3,643,671   $    3,645,615   $ 3,725,042
==============================================================================================================

Schedule of Portfolio Investments

March 31, 2008 (Dollars in thousands; unaudited)

Footnotes

      1 Multifamily mortgage-backed securities (MBS) and forward commitments are valued in accordance with the fair value procedures adopted by the Trust's Board of Trustees.

      2 Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires that such rates be charged earlier.

      3     Tax-exempt bonds collateralized by Ginnie Mae securities.

      4 During construction this investment is a 100% participation interest in a construction loan enhanced by a letter of credit issued by PNC Bank, N.A. in favor of the Trust. The interest rate during construction is a floating rate equal to LIBOR plus 150 basis points for the related monthly period up to a maximum rate of 5.80%. At stabilization, the Trust will take delivery of a Fannie Mae MBS with an interest rate of 5.80% and a term of ten years.

      5 Represents to be announced ("TBA") securities for which actual securities that will be delivered to fulfill the trade have not been designated.

      6     Loans insured by Ambac Assurance Corporation.

      7 Short-term investments with remaining maturities of sixty days or less.

      8 Interest rate is yield calculated based on purchase price of discount note.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
As of March 31, 2008 (Dollars in thousands; unaudited)

The accompanying notes are an integral part of this Schedule of Portfolio Investments

Note 1. Summary of Significant Accounting Policies For Schedule of Portfolio Investments

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (the Trust) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940 as a no-load, open-end investment company. The Trust has obtained certain exemptions from the requirements of the Investment Company Act of 1940 that are described in the Trust's Statement of Additional Information and Prospectus.

Participation in the Trust is limited to eligible labor organizations and pension, welfare and retirement plans that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuation

Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month.

Portfolio securities for which market quotations are readily available (single family mortgage-backed securities, commercial mortgage-backed securities, Government-Sponsored Enterprise securities, and U.S. Treasury securities) are valued by an independent pricing service, published prices, market quotes and dealer bids.

Portfolio investments for which market quotations are not readily available (multifamily mortgage-backed securities, mortgage securities and construction mortgage securities and loans) are valued at their fair value determined in good faith under consistently applied procedures adopted by the Board of Trustees of the Trust (the Board) using dealer bids and discounted cash flow models. The respective cash flow models use market-based discount and prepayment rates developed for each investment category. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury note) adjusted for an appropriate risk premium. The risk premium reflects actual premiums in the market place over the yield on U.S. Treasury securities of comparable average life to the security being valued as adjusted for other market considerations. On investments for which the Trust finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. The Trust has retained an independent firm to determine the fair market value of such securities. In accordance with the procedures adopted by the Board, the monthly third-party valuation is reviewed by the Trust staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., mortgage defaults). All such adjustments must be reviewed and approved by the independent valuation firm prior to incorporation in the NAV.

Short-term investments with remaining maturities of 60 days or less are valued on the basis of amortized cost, which approximates fair value. Cash and cash equivalents include overnight money market funds which are also carried at cost.

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective with the beginning of the Trust's fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value in generally accepted accounting principles and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical investment

      o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Trust's investments carried at value:

                                                                                Other Financial
Valuation Inputs                                Investments in Securities ($)   Instruments* ($)
------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                       [N/A]                   [N/A]
Level 2 - Other Significant Observable Inputs         3,665,859,775               2,861,538
Level 3 - Significant Unobservable Inputs                56,321,051                   [N/A]
Total                                                 3,722,180,826               2,861,538

* Other financial instruments include forwards.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, is as follows:

                                                Investments in Securities ($)
-----------------------------------------------------------------------------
Beginning balance, 12/31/07                              57,886,638
Net purchases (sales) and settlements                        [None]
Accrued discounts (premiums)                                (12,205)
Total realized and unrealized gain (loss)                (1,553,382)
Transfers in and/or out of Level 3                           [None]
Ending balance, 3/31/2008                                56,321,051

Federal Income Taxes

The Trust's cost for federal tax purposes approximates book cost. As of March 31, 2008 the amortized cost of investments for federal income tax purposes was $3,645.6 million. Net unrealized gains aggregated to $79.4 million as of March 31, 2008 of which $100.1 million related to appreciated investments and $20.7 million related to depreciated investments.

Item 2. Controls and Procedures.

      (a) The Trust's Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the Trust in this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures within 90 days of the filing of this report.

      (b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By: /s/ Stephen Coyle
    -------------------------------
    Name: Stephen Coyle
    Title: Chief Executive Officer

Date: May 22, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

  /s/ Stephen Coyle
-----------------------------------
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: May 22, 2008

  /s/ Erica Khatchadourian
-----------------------------------
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date: May 22, 2008